Liquidity	6 Months Ended
Jun. 30, 2022
Borrowings [Abstract]
Liquidity

LIQUIDITY

The Treasury function is responsible for raising finance for the Group, managing the Group’s cash resources and the financial risks arising from underlying operations. All these activities are carried out under defined policies, procedures and limits, reviewed and approved by the Board, delegating oversight to the Finance and Transformation Director and Treasury function. The Group has targeted an average centrally managed bond maturity of at least five years with no more than 20% of centrally managed debt maturing in a single rolling 12-month period. As at 30 June 2022, the average centrally managed debt maturity of bonds was 10.1 years (30 June 2021: 9.7 years; 31 December 2021: 10.1 years) and the highest proportion of centrally managed debt maturing in a single rolling 12-month period was 18.3% (30 June 2021: 16.8%; 31 December 2021: 18.6%).

The Group continues to maintain investment-grade credit ratings, with ratings from Moody’s/S&P at Baa2 (stable outlook)/BBB+ (negative outlook), respectively. The strength of the ratings has underpinned debt issuance and the Group is confident of its ability to continue to successfully access the debt capital markets. A credit rating is not a recommendation to buy, sell or hold securities. A credit rating may be subject to withdrawal or revision at any time. Each rating should be evaluated separately of any other rating.

In order to manage its interest rate risk, the Group maintains both floating rate and fixed rate debt. The Group manages its exposure with interest rate swaps and cross-currency swaps as appropriate.  As at 30 June 2022, 81% of Group debt after the impact of derivatives* is fixed (30 June 2021: 77%; 31 December 2021: 82%). In addition, Group cash and liquid assets included in net debt are considered to offset floating debt. On this net basis, 90% of Group net debt is fixed (30 June 2021: 85%; 31 December 2021: 90%).  Excluding cash and other liquid assets in Canada, which are subject to certain restrictions under CCAA protection, 87% of Group net debt is fixed (30 June 2021: 81%; 31 December 2021: 87%).

Available facilities

It is Group policy that short-term sources of funds (including drawings under both the US$4 billion U.S. commercial paper programme and £3 billion euro commercial paper programme) are backed by undrawn committed lines of credit and cash. As at 30 June 2022, there was £727 million of commercial paper outstanding (30 June 2021: £1,653 million; 31 December 2021: £269 million).

In February 2022, the Group exercised the second one-year extension options on both tranches of the £5.85 billion revolving credit facility. Effective March 2022, the £2.85 billion 364-day tranche was extended to March 2023 at the reduced amount of £2.7 billion and £2.5 billion of the five-year tranche was extended from March 2026 to March 2027 (with £3.0 billion of this tranche remaining available until March 2025 and £2.85 billion remaining available from March 2025 to March 2026). This facility was undrawn at 30 June 2022.

In December 2021, the Group amended and extended a total of £500 million of short-term bilateral facilities until December 2022. In January 2022, the Group amended and extended £500 million until January 2023. Effective April 2022, an additional £350 million was extended until October 2022 and £1,375 million until April 2023. As at 30 June 2022, £1,250 million (30 June 2021: £900 million; 31 December 2021: £500 million) was drawn on a short-term basis.

Subsequent to the balance sheet date, the Group renewed its SEC shelf programme in July 2022.

Issuance and repayment of bonds in the period

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In March 2022, the Group accessed the US Dollar market under the SEC Shelf Programme, raising a total of US$2.5 billion across three tranches as follows: US$1 billion maturing in 2028, US$900 million maturing in 2032 and US$600 million maturing in 2052.

•	In May 2022, the Group repaid a €600 million bond at maturity; and
•	In June 2022, the Group repaid US$419 million and £180 million bonds at maturity.

* As at 30 June 2022, the Group has one floating rate bond (borrowing) with nominal value US$750 million (£618 million) that is due to mature in August 2022 before USD LIBOR ceases. The Group is party to the ISDA fallback protocol and in January 2022, it automatically replaced GBP LIBOR with economically equivalent interest rate derivatives referencing SONIA on their reset date. The Group updated respective hedge documentation accordingly with hedge relationships continuing with resulting ineffectiveness being immaterial.